Subsequent Event	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent Event
15 Subsequent Event
The Company has evaluated events and transactions for potential recognition and disclosure through November 10, 2021, the date the interim condensed consolidated financial statements were available to be issued.